Fair Value Measurements (Tables)	7 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of measured at fair value on a recurring basis
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets held in Trust:
U.S. Treasury Securities maturing March 4, 2021	$166,811,648	$—	$—
Money Market Fund	3,587	—	—
	$166,815,235	$—	$—